Prospectus supplement dated December 6, 2021
to the following prospectus(es):
BOA IV, BOA America's VISION Annuity, BOA America's FUTURE Annuity II, Nationwide Destination All American Gold, Compass All American Gold, Key All American Gold, M&T All American Gold, Wells Fargo Gold Variable Annuity, BOA Achiever Annuity, BOA Future Venue Annuity, Nationwide Heritage Annuity, Nationwide Destination C, BOA Elite Venue Annuity, Nationwide Destination B, Nationwide Destination L, Nationwide Destination EV (2.0), Nationwide Destination EV NY (2.0), Nationwide Destination B (2.0), Nationwide Destination B NY (2.0), Nationwide Destination L (2.0), Nationwide Destination L NY (2.0), Nationwide Destination Navigator (2.0), Nationwide Destination Navigator NY (2.0), Nationwide Destination All American Gold (2.0), Nationwide Destination All American Gold NY (2.0), Nationwide Destination Architect 2.0, America's marketFLEX II Annuity, America's marketFlex Edge Annuity, America's marketFLEX Advisor Annuity, Nationwide Destination Freedom+ Variable Annuity, BOA America's Future Annuity, BOA V, BOA FPVUL, BOA TNG (BOA Next Generation FPVUL), BOA ChoiceLife FPVUL, BOA The Next Generation II FPVUL, Nationwide YourLife Protection VUL - New York, Nationwide YourLife Accumulation VUL - New York, Nationwide YourLife Survivorship VUL - New York, Nationwide YourLife Protection VUL, Marathon Performance VUL, Nationwide YourLife Accumulation VUL, Nationwide YourLife Survivorship VUL, and Monument Advisor prospectuses dated May 1, 2021
America's marketFLEX Annuity prospectus dated May 1, 2016
BOA Advisor Variable Annuity prospectus dated May 1, 2014
BOA Choice Venue Annuity II, Nationwide Destination EV, Nationwide Destination Navigator, and Nationwide Destination Navigator (New York) prospectuses dated May 1, 2013
Schwab Income Choice Variable Annuity prospectus dated May 1, 2012
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
The following disclosure change is made to the prospectus:
1.	The prospectus offers the following underlying mutual fund as an investment option under the contract/policy.
Effective on or about December 31, 2021 (the "Effective Date"), the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Goldman Sachs Variable Insurance Trust – Goldman Sachs Global Trends Allocation Fund: Service Shares	Goldman Sachs Variable Insurance Trust – Goldman Sachs Trend Driven Allocation Fund: Service Shares
PROS-0633
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